3. SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Managements Estimates and Assumptions

Management’s Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, and revenues and expenses for the period then ended. Actual results could differ significantly from those estimates.

Oil and Gas Property Payments and Exploration Costs

Oil and Gas Property Payments and Exploration Costs

The Company follows the full cost method of accounting for natural gas and oil operations. Under the full cost method all costs incurred in the acquisition, exploration and development of natural gas and oil interests are initially capitalized into cost centers on a country-by-country basis. The Company’s current cost center is located in Canada. Such costs include land acquisition costs, geological and geophysical expenditures, carrying charges on non-producing properties, costs of drilling and overhead charges directly related to acquisition, exploration and development activities.

Costs capitalized, together with the costs of production equipment, are depleted and amortized on the unit-of-production method based on the estimated net proved reserves, as determined by independent petroleum engineers. The accounting standards require that the average, first-day-of-the-month price during the 12-month period before the end of the year rather than the year-end price, must be used when estimating whether reserve quantities are economical to produce. This same 12-month average price is also used in calculating the aggregate amount of (and changes in) future cash inflows related to the standardized measure of discounted future net cash flows. Costs of acquiring and evaluating unproved properties are initially excluded from depletion calculations. These unproved properties are assessed periodically to ascertain whether impairment has occurred. When proved reserves are assigned or the property is considered to be impaired, the cost of the property or the amount of the impairment is added to costs subject to depletion calculations.

Under full cost accounting rules, capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount (the ceiling) equal to the sum of: (i) the after tax present value of estimated future net revenues computed by applying current prices of oil and gas reserves to estimated future production of proved oil and gas reserves as of the date of the latest balance sheet presented, less estimated future expenditures (based on currents costs) to be incurred in developing and producing any proved reserves computed using a discount factor of ten percent and assuming continuation of existing economic conditions; (ii) the cost of properties not being amortized; and (iii) the lower of cost or estimated fair value of unproved properties included in the costs being amortized. If unamortized costs capitalized within a cost center, less related deferred income taxes, exceed the ceiling, the excess shall be charged to expense and separately disclosed during the period in which the excess occurs. Amounts thus required to be written off shall not be reinstated for any subsequent increase in the cost center ceiling.

On an annual basis management evaluates the carrying value of the Company’s leases and associated assets and assesses them for impairment, considering historical experience and other data such as primary lease terms of the properties, average holding period of unproved properties, geographic and geologic data, and also the commodity price forecast. As of December 31, 2016, the Company decided to fully impair certain of its assets primarily relating to unproved leases and legacy wells for a total impairment of $7,831,570. As of December 31, 2015, no impairment was recognized.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of 90 days or less to be cash equivalents. The Company maintains cash and cash equivalent balances with financial institutions that may exceed federally insured limits. There were no cash equivalent balances for the years ended December 31, 2016, 2015 or 2014.

GST Receivables

GST Receivables

Goods and Services Tax (GST) receivables are presented net of an allowance for doubtful accounts. Receivables consist of goods and services input tax credits. The allowance for doubtful accounts on GST receivables was $nil at December 31, 2016, 2015 and 2014.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long lived assets such as equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount of fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Asset Retirement Obligations

Asset Retirement Obligations

In accordance with ASC 410, Asset Retirement and Environmental Obligations, the fair value of an asset retirement cost, and corresponding liability, should be recorded as part of the cost of the related long-lived asset and subsequently allocated to expense using a systematic and rational method. The Company has recorded an asset retirement obligation at December 31, 2016, 2015 and 2014 (Note 7) to reflect its legal obligations related to future abandonment of its oil and gas interests using estimated expected cash flow associated with the obligation and discounting the amount using a credit-adjusted, risk-free interest rate. At least annually, the Company will reassess the obligation to determine whether a change in any estimated obligation is necessary. The Company will evaluate whether there are indicators that suggest the estimated cash flows underlying the obligation have materially changed. Should those indicators suggest the estimated obligation has materially changed the Company will accordingly update its assessment. The liability accretes until the Company settles the obligation.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes whereby deferred tax assets and liabilities are recognized for the future tax consequences of differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. If it is determined that the realization of the future tax benefit is not more likely than not, the Company establishes a valuation allowance.

Foreign Exchange Translation

Foreign Exchange Translation

The Company's functional currency is the Canadian dollar, but reports its financial statements in US dollars. The Company translates its Canadian dollar balances to US dollars in the following manner: Assets and liabilities have been translated using the rate of exchange at the balance sheet date. Equity transactions have been translated at historical rates. The Company’s results of operations have been translated using the average daily exchange rate for the fiscal year. Translation gains or losses resulting from the changes in the exchange rates are accumulated as other comprehensive income or loss in a separate component of stockholders' equity.

All amounts included in the accompanying financial statements and footnotes are stated in U.S. dollars.

Derivative Financial Instruments

Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. Also, in connection with the issuance of financing instruments, the Company has issued freestanding warrants that are accounted for as derivative instrument liabilities because they are exercisable in a currency other than the functional currency of the Company and thus do not meet the “fixed-for-fixed” criteria of ASC 815-40-15. The warrants are exercisable in United States dollars and the Company’s functional currency is the Canadian dollar.

Derivative financial instruments are initially measured at their fair value. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option and warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to value the derivative instruments.

Any exercise or cancellation of an equity instrument which meets the classification of a derivative financial instrument is trued-up to fair value at that date and the fair value of the exercised instrument is then re-classed from liability to additional paid in capital.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Stock Options

Stock Options

The Company measures all employee stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards on the date of grant. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk free interest rates.

The Company accounts for non-employee stock-based awards in accordance with the provision of ASC 505, “Equity Based Payments to Non-Employees” (“ASC 505”), which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding option lives, expected volatility, and risk free interest rates.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, accounting standard requires companies to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on its best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Income (Loss).

Expected volatilities are calculated using the historical volatility of the Company’s stock. When applicable, the Company will use historical data to estimate option exercise, forfeiture and employees’ termination within the valuation model. For non-employees, the expected term of the options approximates the full term of the options.

Earnings (Loss) Per Share of Common Stock

Earnings (Loss) Per Share of Common Stock

Basic earnings (loss) per share of common stock is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share of common stock reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. See Note 10 “Earnings Per Share” for further details.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The book values of GST receivables, notes receivable, accounts payable and accrued expenses approximate their respective fair values due to the short-term nature of these instruments. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one - Quoted market prices in active markets for identical assets or liabilities;
•	Level two - Inputs other than level one inputs that are either directly or indirectly observable; and
•	Level three - Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each balance sheet date. Liabilities measured at fair value are summarized as follows as of:

	Fair Value Measurement at		Fair Value Measurement at		Fair Value Measurement at
	December 31, 2016		December 31, 2015		December 31, 2014
	Using		Using		Using
	Level 3	Total	Level 3	Total	Level 3	Total
Liabilities:
Derivative liabilities	$779,796	$779,796	$1,153,491	$1,153,491	$4,482,296	$4,482,296

The Company measures and reports the fair value liability for warrants with a strike price currency different than the functional currency of the Company on a recurring basis. The fair value liabilities for warrants have been recorded as determined utilizing the Black-Scholes option pricing model. A slight change in an unobservable input like historical volatility could have a significant impact on the fair value measurement of the derivative liabilities. See Note 5 “Derivative Liabilities” for further discussion of the inputs used in determining the fair value.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Company's items of other comprehensive income (loss) are foreign currency translation adjustments.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person who holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone who directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards did not or will not have a material impact on the Company’s consolidated financial statements upon adoption.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis, which makes changes to both the variable interest model and the voting model, affecting all reporting entities involved with limited partnerships or similar entities, particularly industries such as the oil and gas, transportation and real estate sectors. In addition to reducing the number of consolidation models from four to two, the guidance simplifies and improves current guidance by placing more emphasis on risk of loss when determining a controlling financial interest and reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE. The requirements of the guidance are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early adoption permitted. We adopted this guidance on January 1, 2016. The adoption of this guidance did not have a material impact on the Company’s financial statements.

In August 2015, the FASB issued ASU 2014-15, Presentation of Financial Statements Going Concern (Subtopic 205-40) - Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. Currently, there is no guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. The amendments in this update provide that guidance. The amendments are intended to reduce diversity in the timing and content of footnote disclosures. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term “substantial doubt,” (2) require an evaluation every reporting period, including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this update are effective for annual periods ending after December 15, 2016, and early adoption is permitted. The Company adopted this guidance during the year ended December 31, 2016. Refer to Note 2 “Ability to Continue as a Going Concern” for further information.

In November 2015, FASB issued ASU No. 2015-17,” Balance Sheet Classification of Deferred Taxes”. ASU No. 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU No. 2015-17 is effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company adopted this ASU No. on January 1, 2016 and its adoption did not have a material impact on the Company’s financial position and results of operations.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting. Under ASU No. 2016-09, companies will no longer record excess tax benefits and certain tax deficiencies in additional paid-in capital (“APIC”). Instead, they will record all excess tax benefits and tax deficiencies as income tax expense or benefit in the income statement and the APIC pools will be eliminated. In addition, ASU No. 2016-09 eliminates the requirement that excess tax benefits be realized before companies can recognize them. ASU No. 2016-09 also requires companies to present excess tax benefits as an operating activity on the statement of cash flows rather than as a financing activity. Furthermore, ASU No. 2016-09 will increase the amount an employer can withhold to cover income taxes on awards and still qualify for the exception to liability classification for shares used to satisfy the employer’s statutory income tax withholding obligation. An employer with a statutory income tax withholding obligation will now be allowed to withhold shares with a fair value up to the amount of taxes owed using the maximum statutory tax rate in the employee’s applicable jurisdiction(s). ASU No. 2016-09 requires a Company to classify the cash paid to a tax authority when shares are withheld to satisfy its statutory income tax withholding obligation as a financing activity on the statement of cash flows. Under current U.S. GAAP, it was not specified how these cash flows should be classified. In addition, companies will now have to elect whether to account for forfeitures on share-based payments by (1) recognizing forfeitures of awards as they occur or (2) estimating the number of awards expected to be forfeited and adjusting the estimate when it is likely to change, as is currently required. The amendments of this ASU are effective for reporting periods beginning after January 1, 2016, with early adoption permitted but all of the guidance must be adopted in the same period. The Company adopted this on January 1, 2016. The Company has evaluated the impact of ASU No. 2016-09 and has determined that the adoption of the impact of forfeitures, net of income taxes, will not have a material impact on the Company’s future financial statements.

In February 2017, the FASB has issued ASU No. 2017-05, Other Income – Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20). This amendment clarifies that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. For example, a parent may transfer control of nonfinancial assets by transferring ownership interests in a consolidated subsidiary. A contract that includes the transfer of ownership interests in one or more consolidated subsidiaries is within the scope of Subtopic 610-20 if substantially all of the fair value of the assets that are promised to the counterparty in a contract is concentrated in nonfinancial assets. The amendment clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. This is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. We do not expect the adoption of this standard to have a material effect on our consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15 which addresses how certain cash receipts and cash payments are presented and classified in the statement of cash flows with the objective of reducing existing differences in the presentation of these items. The amendments in ASU No. 2016-15 are to be adopted retrospectively and will become effective in the first quarter of fiscal 2019. The Company is evaluating the impact of adopting this standard on its consolidated statement of cash flows. We do not expect the adoption of this standard to have a material effect on our consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18 which require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents.  The guidance is effective for annual reporting periods after December 15, 2017, and interim periods within those fiscal years. The amendments should be applied using a retrospective transition method to each period presented. The Company is evaluating the impact of adopting this standard on its consolidated statement of cash flows.

There are no other recently issued accounting pronouncements that are expected to have a material impact on our financial condition, results of operations or cash flows.